Fair Value Measurements - Call Option and Convertible Promissory Notes (Details) - Gelesis	Dec. 31, 2021 Y USD ($)	Dec. 31, 2020 Y USD ($)
Convertible promissory notes | Expected term
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input	0.1
Convertible promissory notes | Discount rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input	36.3
Convertible promissory notes | Probability of repayment after close of business combination
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input	95.0
Convertible promissory notes | Probability of holder electing conversion option
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input	5.0
One Srl call option | Expected term
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input	2.0	1.8
One Srl call option | Measurement Input Price Volatility [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input	62.0	61.0
One Srl call option | Measurement Input Expected Dividend Rate [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input	0.0	0.0
One Srl call option | Measurement Input Risk Free Interest Rate [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input	0.7	0.1
One Srl call option | Estimated fair value of ownership interest
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input | $	6,922	6,066
One Srl call option | Exercise price of call option
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input | $	6,806	7,358
Series A-1 | Expected term
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input		0.3
Series A-1 | Measurement Input Price Volatility [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input		48.0
Series A-1 | Measurement Input Expected Dividend Rate [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input		0.0
Series A-1 | Measurement Input Risk Free Interest Rate [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input		0.1
Series A-1 | Estimated fair value of the redeemable convertible preferred stock
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input		12.24
Series A-1 | Measurement Input Exercise Price [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input		4.44
Series A3 Redeemable Convertible Preferred Stock [Member] | Expected term
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input		1.5
Series A3 Redeemable Convertible Preferred Stock [Member] | Measurement Input Price Volatility [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input		68.0
Series A3 Redeemable Convertible Preferred Stock [Member] | Measurement Input Expected Dividend Rate [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input		0.0
Series A3 Redeemable Convertible Preferred Stock [Member] | Measurement Input Risk Free Interest Rate [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input		0.1
Series A3 Redeemable Convertible Preferred Stock [Member] | Estimated fair value of the redeemable convertible preferred stock
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input		12.21
Series A3 Redeemable Convertible Preferred Stock [Member] | Measurement Input Exercise Price [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input		0.04
Series A4 Redeemable Convertible Preferred Stock [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input	0.04
Series A4 Redeemable Convertible Preferred Stock [Member] | Expected term
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input	0.1	2.6
Series A4 Redeemable Convertible Preferred Stock [Member] | Measurement Input Price Volatility [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input	48.0	59.0
Series A4 Redeemable Convertible Preferred Stock [Member] | Measurement Input Expected Dividend Rate [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input	0.0	0.0
Series A4 Redeemable Convertible Preferred Stock [Member] | Measurement Input Risk Free Interest Rate [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input	0.6	0.2
Series A4 Redeemable Convertible Preferred Stock [Member] | Estimated fair value of the redeemable convertible preferred stock
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input	22.36	12.22
Series A4 Redeemable Convertible Preferred Stock [Member] | Measurement Input Exercise Price [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input		0.04